MERRILL LYNCH
READY ASSETS
TRUST






FUND LOGO






Annual Report

December 31, 1995




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Trust seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Trust is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.

Printed on Recycled Paper

Merrill Lynch
Ready Assets Trust
Box 9011
Princeton, NJ
08543-9011







DEAR SHAREHOLDER

For the year ended December 31, 1995, Merrill Lynch Ready Assets Trust paid shareholders a net annualized dividend of 5.54%*. For the six-month period ended December 31, 1995, the Trust's net annualized yield was 5.41%*. The Trust's 7-day yield as of December 31, 1995 was 5.21%.

The average portfolio maturity for Merrill Lynch Ready Assets Trust at December 31, 1995 was 85 days, compared to 75 days at June 30, 1995.

The Environment
The direction of the US economy changed during the six months ended December 31, 1995. There was strong evidence of a slowing economy by mid-year, a trend that was quickly reversed as gross domestic product growth rebounded to a 4.2% pace during the third calendar quarter of 1995. However, recent economic releases suggest that this rate of expansion has not been sustained, and that US economic growth slowed as 1995 drew to a close.

A number of key measures of economic growth indicate evidence of slowing momentum. Retail sales for November were soft, a trend that continued throughout the all-important holiday season, reflecting ongoing caution on the part of debt-burdened consumers. At the same time, there has been an increase in initial unemployment claims, along with weak job and income growth. As labor costs continue to decelerate and commodity price pressures remain subdued, inflationary pressures continue to be well under control.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Strong investor demand flattened the front of the yield curve, while compressing quality spreads. Against this backdrop, we maintained a constructive approach to the fixed-income market, emphasizing longer dated Treasury and agency securities and six-month money market instruments.

The Federal Reserve Board eased monetary policy slightly at the December 19, 1995 Federal Open Market Committee meeting. However, the Clinton Administration and Congress have yet to reach an agreement in their current Federal budget deliberations. While the probable direction of economic activity will continue to be the primary focus of investors in the weeks ahead, a credible plan for reducing the Federal budget deficit will also be an important factor in the investment outlook.

The portfolio's composition at the end of the December period and as of our last report is detailed below:


                                         12/31/95        6/30/95

Bank Notes                                  1.5%           3.3%
Certificates of Deposit--European           5.9            1.0
Certificates of Deposit--Yankee*            1.0            5.2
Commercial Paper                           45.2           44.5
Corporate Notes                             7.0            2.0
Master Notes                                3.1            3.1
Repurchase Agreements                       5.0            3.7
US Government, Agency &
Instrumentality--Discount                   9.7           17.7
US Government, Agency &
Instrumentality--Non-Discount              23.4           20.3
Other Liabilities--Net                     (1.8)          (0.8)
                                          ------         ------
Total                                     100.0%         100.0%
                                          ======         ======

[FN]
*US branches of foreign banks.

In Conclusion
We thank you for your support of Merrill Lynch Ready Assets Trust, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(John Ng)
John Ng
Vice President and Portfolio Manager



January 29, 1996



SCHEDULE OF INVESTMENTS                              (in Thousands)
                        Face      Interest     Maturity     Value
Issue                  Amount      Rate*         Date     (Note 1a)
Bank Notes--1.5%

Banc One,             $ 56,000      5.42%       9/18/96    $ 55,969
Columbus

Banc One,               26,000      5.45        8/28/96      25,993
Milwaukee

Society National        25,000      5.52        3/20/96      25,001
Bank of
Cleveland, Ohio

Total Bank Notes
(Cost--$106,963)                                            106,963


Certificates of Deposit--European--5.9%


ABN-Amro Bank           50,000      5.80        1/10/96      49,999
                        75,000      5.73        4/23/96      75,036

Bayerische              50,000      5.81        1/18/96      49,999
Hypotheken-und
Wechsel-Bank

Chemical Bank, NY       75,000      5.81        4/04/96      75,042

Deutsche Bank AG        50,000      5.79        1/12/96      49,999
                        50,000      5.80        2/01/96      50,000

Dresdner Bank           70,000      5.76        2/29/96      69,982

Total Certificates of Deposit--European
(Cost--$419,992)                                            420,057


Certificates of Deposit--Yankee--1.0%


Svenska                 21,000      5.84        1/23/96      21,000
Handelsbanken

Swiss Bank Corp., NY    50,000      5.77        1/30/96      49,994

Total Certificates of Deposit--Yankee
(Cost--$71,000)                                              70,994


Commercial Paper--Discount--45.2%


ABN-Amro                20,000      5.62        1/24/96      19,916
North America          100,000      5.61        4/25/96      98,204
Finance PLC

Abbey National N.A.    150,000      5.60        3/06/96     148,442
Corp.                   50,000      5.44        5/30/96      48,857

Allomon                  5,037      5.82        1/26/96       5,014
Funding Corp.

Alpine                  41,000      5.75        2/05/96      40,753
Securitization Corp.

American Express        75,000      5.62        3/01/96      74,278
Credit Corp.            25,000      5.60        4/12/96      24,600
                        50,000      5.60        4/26/96      49,094
                        15,726      5.50        5/23/96      15,383
                       100,000      5.42        5/31/96      97,699

Associates Corp.        50,000      5.45        6/13/96      48,759
of North America

Bear Stearns            45,000      5.65        2/29/96      44,566
Companies,              50,000      5.60        3/22/96      49,358
Inc. (The)


SCHEDULE OF INVESTMENTS (continued)                  (in Thousands)
                        Face      Interest     Maturity     Value
Issue                  Amount      Rate*         Date     (Note 1a)
Commercial Paper--Discount  (continued)

Bellsouth             $ 40,000      5.85%       1/19/96    $ 39,863
Telecommunications
Corp.

Beta Finance Inc.       19,000      5.67        2/08/96      18,877
                        21,000      5.66        2/27/96      20,801
                        25,000      5.57        4/23/96      24,559
                        25,000      5.61        4/23/96      24,559
                        11,000      5.59        4/29/96      10,796

CSW Credit, Inc.        53,500      5.70        2/09/96      53,144

CXC Inc.                25,000      5.65        2/07/96      24,842

Canadian Wheat          50,000      5.59        4/29/96      49,071
Board                   50,000      5.59        4/30/96      49,064

Daimler-Benz North      20,000      5.70        1/22/96      19,923
America Corp.           50,000      5.50        3/29/96      49,305

du Pont (E.I.) de       50,000      5.57        4/29/96      49,071
Nemours & Co.

Eureka Securitization   27,100      5.82        1/31/96      26,955
Inc.                    30,000      5.60        3/08/96      29,679

Ford Motor Credit Co.   50,000      5.60        1/29/96      49,751

General Electric        50,000      5.67        2/09/96      49,667
Capital Corp.           25,000      5.53        3/08/96      24,733

General Motors         150,000      5.76        2/02/96     149,169
Acceptance Corp.        20,800      5.76        2/05/96      20,675
                        50,000      5.75        2/12/96      49,644
                       100,000      5.75        2/14/96      99,253

Goldman Sachs           60,000      5.55        2/28/96      59,431
Group, L.P.            100,000      5.53        3/22/96      98,717

Hanson Finance          15,000      5.70        2/02/96      14,917
(UK) PLC                53,700      5.67        2/09/96      53,343
                        17,000      5.70        2/09/96      16,887

Internationale          15,000      5.56        2/26/96      14,860
Nederlanden (US)        50,000      5.60        2/28/96      49,526
Funding Corp.

KFW International       15,000      5.70        1/18/96      14,952
Finance, Inc.           13,000      5.70        1/22/96      12,950

Knight-Ridder, Inc.     30,000      5.59        5/01/96      29,444

Korea Development       50,000      5.72        1/25/96      49,783
Bank

McKenna Triangle        50,000      5.71        1/22/96      49,807
National Corp.          25,000      5.65        2/08/96      24,838
                        25,000      5.65        2/09/96      24,834
                        35,000      5.65        2/14/96      34,739

Morgan Stanley          20,000      5.66        2/08/96      19,870
Group, Inc.

National Fleet          50,000      5.77        1/18/96      49,840
Funding Corp.           30,000      5.77        1/19/96      29,899

New Center              75,000      5.71        2/02/96      74,584
Asset Trust

SCHEDULE OF INVESTMENTS (continued)                  (in Thousands)
                        Face      Interest     Maturity     Value
Issue                  Amount      Rate*         Date     (Note 1a)
Commercial Paper--Discount (concluded)

New South Wales       $ 25,000      5.54 %      3/14/96   $  24,710
Treasury Corp.

Nomura Holding          20,000      5.80        2/01/96      19,890
America, Inc.           30,000      5.80        2/02/96      29,831

Oesterreichische       100,000      5.58        3/27/96      98,640
Kontrollbank AG

Ontario Hydro           66,000      5.61        4/09/96      64,975

Queensland Treasury     25,000      5.65        3/11/96      24,721
Corp.

Sheffield               69,000      5.72        2/01/96      68,628
Receivables Corp.       25,754      5.67        2/16/96      25,553

Southwestern            25,000      5.50        3/21/96      24,683
Bell Capital Corp.

Svenska                 78,134      5.70        1/17/96      77,896
Handelsbanken, Inc.

Sweden, Kingdom of      11,000      5.62        1/16/96      10,968
                        50,000      5.65        1/16/96      49,855
                        25,000      5.62        2/15/96      24,809
                        45,500      5.66        2/15/96      45,153
                        50,000      5.61        3/01/96      49,519
                        50,000      5.66        3/25/96      49,335
                        22,605      5.61        4/04/96      22,272
                        19,000      5.50        5/01/96      18,648

Vattenfall              31,000      5.64        3/20/96      30,612
Treasury Inc.

WCP Funding Inc.        20,000      5.65        2/29/96      19,807

Total Commercial Paper--Discount
(Cost--$3,201,672)                                        3,202,050

Corporate Notes--7.0%


Abbey National          60,000      7.05        3/01/96      60,128
Treasury
Services PLC

Bear Stearns            17,500      5.875       1/15/96      17,497
Companies, Inc.         25,000      6.0843      2/05/96      25,008
(The)

CIT Group               50,000      5.80        9/20/96      49,963
Holdings, Inc.          50,000      5.80       12/23/96      49,953
(The)++

First Bank              20,000      5.8775     11/20/96      19,995
Systems, Inc.

Ford Motor Credit Co.   21,835      5.15        3/15/96      21,809
                        20,000      5.00        3/25/96      19,970

PHH Corp.++             50,000      5.8233     12/13/96      49,981


SCHEDULE OF INVESTMENTS (continued)                  (in Thousands)
                        Face      Interest     Maturity     Value
Issue                  Amount      Rate*         Date     (Note 1a)
Corporate Notes (concluded)

SMM Trust             $ 57,000      5.77++  %   6/14/96   $  57,000
Certificate (1995-K)++

SMM Trust              100,000      5.9375++    1/08/97     100,000
Certificate (1995-Q)++

Toyota Motor            24,000      5.8473      9/13/96      23,988
Credit Corp.++

Total Corporate Notes
(Cost--$495,141)                                            495,292


Master Notes--3.1%

Goldman Sachs          150,000      5.85        2/14/96     150,000
Group L.P.              26,000      5.82        8/09/96      26,000

Smith Barney, Inc.      41,000      5.83        3/07/96      41,000

Total Master Notes
(Cost--$217,000)                                            217,000


US Government, Agency & Instrumentality
Obligations--Discount--9.7%


Federal Farm            18,000      5.14        6/04/96      17,596
Credit Bank              9,500      5.14        6/07/96       9,283
                        14,000      5.14        6/11/96      13,672

Federal Home            17,330      5.97        1/16/96      17,282
Loan Bank               25,000      7.13        2/09/96      25,027
                        11,270      5.23        5/02/96      11,066
                        10,120      5.20        5/21/96       9,909
                        17,220      5.14        6/18/96      16,800
                        12,000      5.41        7/12/96      11,667
                        55,000      5.42        1/02/97      55,069

Federal Home Loan       25,000      5.53        2/27/96      24,771
Mortgage Corporation    25,200      5.25        2/14/97      25,127
                        15,000      6.08++      5/13/98      15,000

Federal National        17,400      5.46        1/05/96      17,381
Mortgage Association    21,145      5.51        2/20/96      20,972
                        25,000      5.55        2/29/96      24,765
                        50,000      5.14        6/24/96      48,737
                        10,000      5.13        9/05/96       9,646
                        14,265      5.11        9/18/96      13,734
                        40,000      5.14        9/18/96      38,510
                        13,340      5.12       10/24/96      12,778
                        75,000      5.11       10/30/96      71,774
                        36,000      6.18       11/04/96      35,928

International Bank      25,000      5.52        3/12/96      24,725
for Reconstruction      24,840      5.52        3/13/96      24,563
and Development

US Treasury Bills       60,000      6.02        4/04/96      59,200
                        31,000      5.54        7/25/96      30,105

Total US Government, Agency & Instrumentality
Obligations--Discount (Cost--$684,329)                      685,087

SCHEDULE OF INVESTMENTS (concluded)                  (in Thousands)
                        Face      Interest     Maturity     Value
Issue                  Amount      Rate*         Date     (Note 1a)
US Government, Agency & Instrumentality
Obligations--Non-Discount--23.4%

Federal Home          $ 73,000      6.21++  %   6/17/96    $ 73,000
Loan Bank               29,000      6.21++      6/21/96      29,000
                        30,000      5.983++    12/01/97      30,009
                        27,000      6.017++    12/01/97      27,013
                        60,000      6.20++     10/11/00      60,000

Federal Home Loan       16,000      5.83++      5/06/96      16,000
Mortgage Corporation

Federal National         8,000      6.12++      1/26/96       8,000
Mortgage                25,000      5.15++      2/07/96      25,000
Association             95,000      6.08++      5/13/96      95,000
                        70,000      6.08++      5/24/96      70,000
                        40,000      5.81++      7/08/96      39,982
                        50,000      5.37++      8/08/96      49,982
                       110,000      5.4675++   10/11/96     110,000
                        60,000      5.72++     10/15/96      59,972
                       100,000      5.27++      2/21/97     100,000
                        70,000      6.20++      5/19/97      70,000
                        65,000      6.25++      5/14/98      65,000

Student Loan            43,500      5.40++      3/20/96      43,499
Marketing               10,000      5.27++      4/16/96      10,003
Association              5,000      5.68++      5/14/96       5,000
                        25,650      5.20++      7/19/96      25,653
                       125,000      5.4675++    9/20/96     125,000
                        69,000      5.97++     10/04/96      68,979
                        23,000      5.425++    11/27/96      23,036
                        60,000      5.41++      1/14/97      60,000

SCHEDULE OF INVESTMENTS (concluded)                  (in Thousands)
                        Face      Interest     Maturity     Value
Issue                  Amount      Rate*         Date     (Note 1a)
US Government, Agency & Instrumentality
Obligations--Non-Discount (concluded)

US Treasury           $  4,000      9.375%      4/15/96  $    4,047
Notes                   50,000      7.375       5/15/96      50,406
                        50,000      6.125       7/31/96      50,250
                        50,000      6.875       3/31/97      50,984
                        30,000      5.625       6/30/97      30,178
                        30,000      5.625      10/31/97      30,216
                        50,000      5.375      11/30/97      50,141
                       100,000      5.25       12/31/97     100,109

Total US Government, Agency & Instrumentality
Obligations--Non-Discount (Cost--$1,654,573)              1,655,459

   Face
  Amount                      Issue

Repurchase Agreements**--5.0%

$150,000       Fuji Securities, Inc., purchased on
               12/29/1995 to yield 5.97%
               to 1/02/1996                                 150,000
 204,258       Lehman Brothers, Inc., purchased on
               12/29/1995 to yield 5.95% to
               1/02/1996                                    204,258

Total Repurchase Agreements
(Cost--$354,258)                                            354,258

Total Investments (Cost--$7,204,928)--101.8%              7,207,160

Liabilities in Excess of Other Assets--(1.8%)              (127,805)
                                                         ----------
Net Assets--100.0%                                       $7,079,355
                                                         ==========


 *Commercial Paper and certain US Government, Agency &
  Instrumentality Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at December 31, 1995.
**Repurchase Agreements are fully collateralized by US Government
  Obligations.
++Variable Rate Notes.

See Notes to Financial Statements.


FINANCIAL INFORMATION


Statement of Assets and Liabilities as of December 31, 1995
Assets:             Investments, at value (identified cost--$7,204,928,407*) (Note 1a)                   $ 7,207,160,284
                    Receivables:
                      Interest                                                          $    29,557,498
                      Beneficial interest sold                                                3,957,111       33,514,609
                                                                                        ---------------
                    Prepaid registration fees and other assets (Note 1d)                                         170,476
                                                                                                         ---------------
                    Total assets                                                                           7,240,845,369
                                                                                                         ---------------

Liabilities:        Payables:
                      Securities purchased                                                  100,017,547
                      Beneficial interest redeemed                                           55,697,776
                      Distributor (Note 2)                                                    2,127,632
                      Investment adviser (Note 2)                                             2,061,272      159,904,227
                                                                                        ---------------
                    Accrued expenses and other liabilities                                                     1,586,437
                                                                                                         ---------------
                    Total liabilities                                                                        161,490,664
                                                                                                         ---------------

Net Assets:         Net assets                                                                           $ 7,079,354,705
                                                                                                         ===============

Net Assets          Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:         shares authorized                                                                    $   707,712,283
                    Paid-in capital in excess of par                                                       6,369,410,545
                    Unrealized appreciation on investments--net                                                2,231,877
                                                                                                         ---------------
                    Net Assets--Equivalent to $1.00 per share based on 7,077,122,828
                    shares of beneficial interest outstanding                                            $ 7,079,354,705
                                                                                                         ===============


                   *Cost for Federal income tax purposes. As of December 31, 1995, net unrealized appreciation for Federal income tax purposes amounted to
                    $2,231,877, of which $2,406,926 related to appreciated securities and $175,049 related to depreciated securities.

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)


Statement of Operations
                                                                                                     For the Year Ended
                                                                                                       December 31, 1995
Investment Income   Interest and amortization of premium discount earned                                 $   415,847,197
(Note 1c):

Expenses:           Investment advisory fees (Note 2)                                   $    24,584,276
                    Transfer agent fees (Note 2)                                             11,927,793
                    Distribution fees (Note 2)                                                7,712,779
                    Accounting services (Note 2)                                                426,505
                    Registration fees (Note 1d)                                                 294,585
                    Printing and shareholder reports                                            290,632
                    Custodian fees                                                              217,580
                    Trustees' fees and expenses                                                 135,687
                    Professional fees                                                           104,346
                    Other                                                                        40,571
                                                                                        ---------------
                    Total expenses                                                                            45,734,754
                                                                                                         ---------------
                    Investment income--net                                                                   370,112,443
                                                                                                         ---------------

Realized &          Realized gain on investments--net                                                            995,794
Unrealized          Change in unrealized appreciation/depreciation on
Gain on             investments--net                                                                           9,723,823
Investments                                                                                              ---------------
--Net               Net Increase in Net Assets Resulting from Operations                                 $   380,832,060
(Note 1c):                                                                                               ===============


                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                         For the Year Ended December 31,
Increase (Decrease) in Net Assets:                                                           1995             1994
Operations:         Investment income--net                                              $   370,112,443  $   239,470,922
                    Realized gain on investments--net                                           995,794          287,014
                    Change in unrealized appreciation/depreciation on
                    investments--net                                                          9,723,823       (7,986,580)
                                                                                        ---------------  ---------------
                    Net increase in net assets resulting from operations                    380,832,060      231,771,356
                                                                                        ---------------  ---------------

Dividends &         Investment income--net                                                 (370,112,443)    (239,470,922)
Distributions to    Realized gain on investments--net                                          (995,794)        (287,014)
Shareholders                                                                            ---------------  ---------------
(Note 1e):          Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                          (371,108,237)    (239,757,936)
                                                                                        ---------------  ---------------

Beneficial Interest Net proceeds from sale of shares                                     14,615,042,905   12,651,358,878
Transactions        Net asset value of shares issued to shareholders in
(Note 3):           reinvestment of dividends and distributions (Note 1e)                   369,564,239      238,784,788
                                                                                        ---------------  ---------------
                                                                                         14,984,607,144   12,890,143,666
                    Cost of shares redeemed                                             (14,155,972,930) (13,164,347,398)
                                                                                        ---------------  ---------------
                    Net increase (decrease) in net assets derived from beneficial
                    interest transactions                                                   828,634,214     (274,203,732)
                                                                                        ---------------  ---------------

Net Assets:         Total increase (decrease) in net assets                                 838,358,037     (282,190,312)
                    Beginning of year                                                     6,240,996,668    6,523,186,980
                                                                                        ---------------  ---------------
                    End of year                                                         $ 7,079,354,705  $ 6,240,996,668
                                                                                        ===============  ===============

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (concluded)

Financial Highlights
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                          For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                          1995       1994        1993        1992         1991
Per Share           Net asset value, beginning of year       $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                        .0538       .0366       .0272       .0332        .0556
                    Realized and unrealized gain (loss)
                    on investments--net                           .0016      (.0012)      .0003       .0009        .0029
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations              .0554       .0354       .0275       .0341        .0585
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                     (.0538)     (.0366)     (.0272)     (.0332)      (.0556)
                      Realized gain on investments--net          (.0001)     (.0000)++   (.0005)     (.0007)      (.0029)*
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions            (.0539)     (.0366)     (.0277)     (.0339)      (.0585)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset  value, end of year            $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ==========  ==========  ==========  ==========   ==========
                    Total investment return                       5.54%       3.74%       2.81%       3.44%        6.02%
                                                             ==========  ==========  ==========  ==========   ==========

Ratios to           Expenses, excluding distribution
Average             fees                                           .55%        .53%        .53%        .52%         .50%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Expenses                                       .67%        .65%        .65%        .64%         .62%
                                                             ==========  ==========  ==========  ==========   ==========
                    Investment income and realized gain
                    (loss) on investments--net                    5.40%       3.67%       2.78%       3.48%        5.87%*
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of year
Data:               (in thousands)                           $7,079,355  $6,240,997  $6,523,187  $7,465,869   $9,077,226
                                                             ==========  ==========  ==========  ==========   ==========


                  ++Amount is less than $.0001 per share.
                   *Includes unrealized gain (loss).

                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Ready Assets Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When such securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Income taxes--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Trust declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax) in additional shares of beneficial interest at net asset value. Dividends are declared from net investment income and distributions from net realized gain or loss on investments.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and a Distribution Plan with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM provides the Trust with investment management, research, statistical, and advisory services, and pays certain other expenses of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates:


Portion of average daily value of net assets:                Rate

Not exceeding $500 million                                  0.500%
In excess of $500 million but not exceeding $1 billion      0.400
In excess of $1 billion but not exceeding $5 billion        0.350
In excess of $5 billion but not exceeding $10 billion       0.325
In excess of $10 billion but not exceeding $15 billion      0.300
In excess of $15 billion but not exceeding $20 billion      0.275
In excess of $20 billion                                    0.250


The most restrictive annual expense limitation requires that MLAM reimburse the Trust to the extent the Trust's expenses (excluding interest, taxes, distribution fees, brokerage fees and commissions, and extraordinary items) exceed 2.5% of the Trust's first $30 million of average daily net assets, 2.0% of the next $70 million of average daily net assets, and 1.5% of the average daily net assets in excess thereof. The obligation of MLAM to reimburse the Trust under this limitation is not limited to the amount of the management fee.


NOTES TO FINANCIAL STATEMENTS (concluded)


The Trust has adopted a Shareholder Servicing Plan and Agreement in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner and Smith Inc. ("MLPF&S"), a wholly-owned subsidiary of ML & Co., receives a fee each month from the Trust at the annual rate of 0.125% of average daily net assets of the accounts of Trust shareholders who maintain their Trust accounts through MLPF&S. This fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for providing direct personal services to shareholders. The fee is not compensation for administrative services.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Accounting services are provided to the Trust by MLAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLAM, MLFDS, PSI, MLFD, MLPF&S, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the years ended December 31, 1995 and December 31, 1994, corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.



<AUDIT-REPORT>
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Merrill Lynch Ready Assets Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Ready Assets Trust as of December 31, 1995, the related statements of operations for the year then ended, and changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Ready Assets Trust as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
January 31, 1996
</AUDIT-REPORT>




OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
M. Colyer Crum, Trustee
Edward H. Meyer, Trustee
Jack B. Sunderland, Trustee
J. Thomas Touchton, Trustee
Terry K. Glenn, Executive Vice President
Joseph T. Monagle, Jr., Executive Vice President
Donald C. Burke, Vice President
John Ng, Vice President
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
The Bank of New York
1 Wall Street
New York, New York 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 221-7210